Davis Research Fund
(portfolio of Davis New York Venture Fund, Inc.)

April 30, 2020

Over 50 Years of Reliable Investing™

DAVIS RESEARCH FUND	Schedule of Investments
April 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCK – (95.61%)
COMMUNICATION SERVICES – (4.05%)
Media & Entertainment – (4.05%)
Alphabet Inc., Class C *	665	$896,859
Baidu, Inc., Class A, ADR (China)*	1,375	138,779
Electronic Arts Inc. *	2,960	338,209
Facebook, Inc., Class A *	3,215	658,143
	Total Communication Services	2,031,990
CONSUMER DISCRETIONARY – (19.46%)
Automobiles & Components – (0.04%)
Adient plc *	1,183	17,721
Consumer Services – (3.47%)
New Oriental Education & Technology Group, Inc., ADR (China)*	13,630	1,740,006
Retailing – (15.95%)
Alibaba Group Holding Ltd., ADR (China)*	4,135	838,040
Amazon.com, Inc. *	1,426	3,527,924
Booking Holdings Inc. *	129	190,993
Delivery Hero SE (Germany)*	10,645	898,230
JD.com, Inc., Class A, ADR (China)*	13,493	581,548
Meituan Dianping, Class B (China)*	31,700	424,439
Naspers Ltd. - N (South Africa)	3,705	579,444
Prosus N.V., Class N (Netherlands)*	3,705	280,879
Ulta Beauty, Inc. *	3,080	671,194
		7,992,691
	Total Consumer Discretionary	9,750,418
CONSUMER STAPLES – (1.00%)
Food, Beverage & Tobacco – (1.00%)
Nestle S.A. (Switzerland)	4,765	503,034
	Total Consumer Staples	503,034
FINANCIALS – (20.38%)
Banks – (6.40%)
Danske Bank A/S (Denmark)*	51,660	613,008
DBS Group Holdings Ltd. (Singapore)	54,600	772,837
DNB ASA (Norway)	32,140	389,631
U.S. Bancorp	17,995	656,818
Wells Fargo & Co.	26,715	776,071
		3,208,365
Diversified Financials – (10.88%)
Capital Markets – (4.02%)
Bank of New York Mellon Corp.	21,100	792,094
Julius Baer Group Ltd. (Switzerland)	31,160	1,221,543
		2,013,637
Consumer Finance – (2.51%)
American Express Co.	2,840	259,150
Capital One Financial Corp.	15,425	998,923
		1,258,073
Diversified Financial Services – (4.35%)
Berkshire Hathaway Inc., Class A *	4	1,126,800
Berkshire Hathaway Inc., Class B *	5,615	1,052,026
		2,178,826
		5,450,536

DAVIS RESEARCH FUND	Schedule of Investments - (Continued)
April 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (3.10%)
Life & Health Insurance – (1.61%)
AIA Group Ltd. (Hong Kong)	86,750	$805,116
Property & Casualty Insurance – (0.78%)
Loews Corp.	11,345	393,218
Reinsurance – (0.71%)
Swiss Re AG (Switzerland)	4,940	356,509
		1,554,843
	Total Financials	10,213,744
HEALTH CARE – (3.09%)
Health Care Equipment & Services – (3.09%)
Cigna Corp.	1,563	306,004
CVS Health Corp.	1,761	108,389
Humana Inc.	500	190,910
Quest Diagnostics Inc.	5,370	591,291
UnitedHealth Group Inc.	1,200	350,964
	Total Health Care	1,547,558
INDUSTRIALS – (6.61%)
Capital Goods – (5.90%)
Carrier Global Corp. *	15,030	266,181
Eaton Corp. PLC	10,105	843,768
Ferguson PLC (United Kingdom)	6,248	451,386
Johnson Controls International plc	6,568	191,195
Raytheon Technologies Corp.	5,407	350,428
Schneider Electric SE (France)	9,365	856,519
		2,959,477
Transportation – (0.71%)
FedEx Corp.	2,790	353,688
	Total Industrials	3,313,165
INFORMATION TECHNOLOGY – (36.18%)
Semiconductors & Semiconductor Equipment – (17.08%)
Applied Materials, Inc.	42,070	2,090,038
Intel Corp.	55,301	3,316,954
Lam Research Corp.	2,455	626,712
Texas Instruments Inc.	17,500	2,031,225
Xilinx, Inc.	5,685	496,869
		8,561,798
Software & Services – (18.46%)
DXC Technology Co.	19,429	352,248
Microsoft Corp.	14,015	2,511,628
Oracle Corp.	34,120	1,807,337
SAP SE, ADR (Germany)	20,230	2,398,064
Slack Technologies, Inc., Class A *	27,900	744,651
VMware, Inc., Class A *	10,920	1,436,198
		9,250,126
Technology Hardware & Equipment – (0.64%)
HP Inc.	20,830	323,073
	Total Information Technology	18,134,997

DAVIS RESEARCH FUND	Schedule of Investments - (Continued)
April 30, 2020 (Unaudited)

		Shares/Principal	Value
COMMON STOCK – (CONTINUED)
MATERIALS – (4.84%)
	Akzo Nobel N.V. (Netherlands)	5,017	$380,453
	Axalta Coating Systems Ltd. *	20,310	400,920
	Corteva, Inc.	4,000	104,760
	Dow Inc.	4,000	146,760
	DuPont de Nemours, Inc.	4,000	188,080
	LafargeHolcim Ltd. (Switzerland)	16,891	708,007
	PPG Industries, Inc.	5,470	496,840
		Total Materials	2,425,820
	TOTAL COMMON STOCK – (Identified cost $34,743,560)		47,920,726
SHORT-TERM INVESTMENTS – (4.39%)
	INTL FCStone Financial Inc. Joint Repurchase Agreement, 0.09%, 05/01/20, dated 04/30/20, repurchase value of $2,199,005 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-8.50%, 05/07/20-04/20/50, total market value $2,242,980)	$2,199,000	2,199,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $2,199,000)		2,199,000
	Total Investments – (100.00%) – (Identified cost $36,942,560)		50,119,726
	Liabilities Less Other Assets – (0.00%) ^		(117)
	Net Assets – (100.00%)		$50,119,609

ADR: American Depositary Receipt

*	Non-income producing security.

^	Less than 0.005%

DAVIS RESEARCH FUND	Schedule of Investments - (Continued)
April 30, 2020 (Unaudited)

Security Valuation - The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund’s assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Adviser”), the Fund’s investment adviser, identifies as a significant event occurring before the Fund’s assets are valued, but after the close of their respective exchanges will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Fund’s Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Adviser may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer’s industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security’s fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation of the security was readily available. Fair value determinations are subject to review, approval, and ratification by the Fund’s Board of Directors at its next regularly scheduled meeting covering the period in which the fair valuation was determined.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Fund’s valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Fair Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

DAVIS RESEARCH FUND	Schedule of Investments - (Continued)
April 30, 2020 (Unaudited)

Fair Value Measurements - (Continued)

The following is a summary of the inputs used as of April 30, 2020 in valuing the Fund’s investments carried at value:

	Investments in Securities at Value
	Valuation Inputs
		Level 2:	Level 3:
		Other Significant	Significant
	Level 1:	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Common Stock:
Communication Services	$2,031,990	$–	$–	$2,031,990
Consumer Discretionary	9,750,418	–	–	9,750,418
Consumer Staples	503,034	–	–	503,034
Financials	10,213,744	–	–	10,213,744
Health Care	1,547,558	–	–	1,547,558
Industrials	3,313,165	–	–	3,313,165
Information Technology	18,134,997	–	–	18,134,997
Materials	2,425,820	–	–	2,425,820
Short-term securities	–	2,199,000	–	2,199,000
Total Investments	$47,920,726	$2,199,000	$–	$50,119,726

Federal Income Taxes

At April 30, 2020, the aggregate cost of investments and unrealized appreciation (depreciation) for federal income tax purposes were as follows:

Cost	$37,254,998
Unrealized appreciation	16,788,519
Unrealized depreciation	(3,923,791)
Net unrealized appreciation	$12,864,728

Significant Event

The rapid and global spread of a highly contagious novel coronavirus respiratory disease, COVID-19, has resulted in extreme volatility in the financial markets and severe losses; reduced liquidity of many instruments; significant disruptions to business operations (including business closures); disruptions to supply chains, consumer demand and employee availability; and widespread uncertainty regarding the duration and long-term effects of this pandemic. Some sectors of the economy and individual issuers have experienced particularly large losses. In addition, the COVID-19 pandemic may result in a sustained economic downturn or a global recession. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of a fund’s investments, impair a fund’s ability to satisfy redemption requests, and negatively impact fund performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to a fund by its service providers.

For information regarding the Fund’s other significant accounting policies, please refer to the Fund’s most recent Semi-Annual or Annual Shareholder Report.